NET INCOME PER SHARE	12 Months Ended
Dec. 31, 2012
NET INCOME PER SHARE
NET INCOME PER SHARE

20.                               NET INCOME PER SHARE

The following is a reconciliation of the numerators and denominators of the basic and diluted net income per share computations:

	Years ended December 31,
	2010	2011	2012

Net income attributable to Pactera Technology International Ltd. shareholders	$12,057	$17,901	$2,590

Net income attributable to Pactera Technology International Ltd. shareholders allocated for computing net income per common share - basic (i):	8,115	17,901	2,590

Net income attributable to Pactera Technology International Ltd. shareholders allocated for computing net income per Series A preferred share - basic (i)	791	—	—

Net income attributable to Pactera Technology International Ltd. shareholders allocated for computing net income per Series A-1 preferred share - basic (i)	500	—	—

Net income attributable to Pactera Technology International Ltd. shareholders allocated for computing net income per Series B preferred share - basic (i)	1,430	—	—

Net income attributable to Pactera Technology International Ltd. shareholders allocated for computing net income per Series C preferred share - basic (i)	1,221	—	—

Net income attributable to Pactera Technology International Ltd. shareholders allocated for computing net income per common share - diluted	$12,057	$17,901	$2,590

Weighted average common shares outstanding used in computing net income per common share - basic (ii)	22,652,703	40,596,429	47,547,307

Weighted average common shares outstanding used in computing net income per common share - diluted (ii)	36,351,493	42,956,291	49,444,160

Net income per common share attributable to Pactera Technology International Ltd. shareholders - basic:	0.36	0.44	0.05

Net income per common share attributable to Pactera Technology International Ltd. shareholders - diluted:	0.33	0.42	0.05

Net income per Series A preferred share - basic	0.36	—	—

Net income per Series A-1 preferred share - basic	0.36	—	—

Net income per Series B preferred share - basic	0.36	—	—

Net income per Series C preferred share - basic	0.36	—	—

Weighted average shares outstanding used in computing net income per Series A preferred share - basic (ii)	2,208,836	—	—

Weighted average shares outstanding used in computing net income per Series A-1 preferred share - basic (ii)	1,395,054	—	—

Weighted average shares outstanding used in computing net income per Series B preferred share - basic (ii)	3,992,795	—	—

Weighted average shares outstanding used in computing net income per Series C preferred share - basic (ii)	3,407,717	—	—

(i)                                     The net income attributable to holders of common shares as of December 31, 2010 was allocated between common shares and preferred shares on pro rata basis based on the dividend participant right.  Each Series A, Series A-1, Series B, and Series C convertible redeemable preferred shares has the same participating right on the undistributed net income as each common share, the allocation was based on the number of common shares and Series A, Series A-1, Series B, and Series C convertible redeemable preferred shares issued.  The undistributed net loss as of December 31, 2008 was allocated to common shares only as preferred shares are not contractually obligated to share the loss.

(ii)                                  The calculation of the weighted average number of common shares for the purpose of diluted net income per share has included the effect of certain securities.  For year 2010, such outstanding securities included an incremental 2,208,836, 1,395,054, 3,992,795 and 3,407,717, common shares resulting from the conversion of the Series A, Series A-1, Series B, and Series C convertible redeemable preferred shares, respectively.

The Group had 2,843,808 and 4,437,692 vested common share options as of December 31, 2011 and 2012, respectively, and have been included in the calculation of weighted average common shares used in calculating diluted net income per share.

The Company had 588,436 and 4,089,674 common share options to be vested as of December 31, 2011 and 2012 and such shares have been included in the calculation of weighted average common shares used in calculating diluted net income per share using the treasury stock method.

As of December 31, 2011 and 2012, the Group had 1,454,824 and 5,378,361 nonvested shares, respectively, included in the calculation of weighted average common shares for calculating diluted net income per share using the treasury stock method.

In 2011 and 2012, the Company issued 1,075,406 and 2,150,814 common shares, respectively, for future delivery to employees upon exercise of vested share options or grant of nonvested shares.  1,291,814 and 651,732 shares were transferred to the relevant employees in 2011 and 2012, respectively.  Accordingly, the remaining shares outstanding as of the end of December 31, 2011 and 2012 were excluded in computation of basic net income per common share in 2011 and 2012.

In 2011 and 2012, the Company repurchased and cancelled 2 and 1 common shares, respectively.  The excess of repurchase price over the initial issuance price amounting to nil was recorded as a reduction in retained earnings of the Group. These common shares were cancelled upon repurchase.